Note 1 - Organization (Details) (USD $)	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Disclosure Text Block [Abstract]
Retained Earnings (Accumulated Deficit)	$ (11,353,150)	$ (10,820,002)	$ (7,812,060)